Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Cash and cash equivalents	$ 355	$ 675	$ 535
Trade receivables, net	451	565	558
Earned but unbilled receivables	98	92	103
Prepaid expenses and other current assets	138	123	158
Assets of discontinued operations		2,516	2,701
Total current assets	1,042	3,971	4,055
Property and equipment, net	149	152	165
Software products, net	249	270	361
Customer base, net	405	421	483
Other assets,net	105	113	123
Trade name	672	1,019	1,019
Goodwill	3,827	3,828	3,812
Total Assets	6,449	9,774	10,018
Current:
Short-term and current portion of long-term debt	2	290	62
Accounts payable	9	8	8
Accrued compensation and benefits	157	245	246
Accrued interest expense	68	40	41
Other accrued expenses	109	127	134
Deferred revenue	592	589	556
Liabilities of discontinued operations		799	878
Total current liabilities	937	2,098	1,925
Long-term debt	4,669	6,094	6,596
Deferred and other income taxes	650	739	765
Other long-term liabilities	24	22	16
Total liabilities	6,280	8,953	9,302
Commitments and contingencies
Stockholder's equity:
Common stock value
Capital in excess of par value	3,370	3,513	3,490
Accumulated deficit	(3,160)	(2,708)	(2,771)
Accumulated other comprehensive income (loss)	(41)	16	(3)
Total stockholder's equity	169	821	716
Total Liabilities and Stockholder's Equity	$ 6,449	$ 9,774	$ 10,018